General Information	12 Months Ended
Dec. 31, 2022
General Information Abstract
GENERAL INFORMATION

NOTE 1 — GENERAL INFORMATION

a.	General

Jeffs’ Brands Ltd (the “Company” or “Jeffs’ Brands”) was incorporated in Israel on March 7, 2021. As of the date of issuance of these financial statements the Company has five wholly owned subsidiaries — Smart Repair Pro (“Smart Pro”), purex Corp. (“Purex”), Top Rank Ltd. (“Top Rank”), Jeffs’ Brands Holdings Inc. (“Jeffs’ Brands Holdings”) and Fort Products Ltd. (“Fort”), and together with Smart Pro, Purex, Top Rank and Jeffs’ Brands Holdings, the “Subsidiaries”. The Company and the Subsidiaries (“Group”) are engaged in the acquisition, improvement and operation of virtual stores (the “Brands”) mainly on the Amazon.com (“Amazon”) website. Prior to consummation of the Stock Exchange and Plan of Restructuring Agreement (the “SEA”) with Medigus Ltd., a publicly traded company incorporated under the laws of the State of Israel (“Medigus”), as described below, all of the Company’s operations were carried under Smart Pro and Purex. References to the Company hereinafter, unless the context otherwise provides, include Jeffs’ Brands and the Subsidiaries on a consolidated basis.

Smart Pro, a private corporation founded in the State of California, was established on December 20, 2017, and commenced its operations in June 2019. As of December 31, 2022, Smart Pro operated four brands on the Amazon website.

Purex, a private corporation incorporated in the State of California on April 1, 2020, commenced its operations on that date. Purex was established for the purpose of purchasing an online store. During 2022 Purex ceased its operation.

In April 2021, Top Rank Ltd., an Israeli company, was established as a wholly owned subsidiary of Jeffs’ Brands.

In February 23, 2023, Jeffs’ Brands Holdings Inc., was established and registered in Delaware as a wholly owned subsidiary of Jeffs’ Brands.

On March 9, 2023, the Company purchased all of the issued and outstanding share capital of Fort, a company incorporated under the laws of England and Wales. For additional information see note 17.b.

On January 4, 2021, Medigus Ltd., acquired 50.01% of Smart Pro and 50.03% of Purex pursuant to a share purchase agreement entered into in October 2020. On May 10, 2021, pursuant to the SEA, Medigus and Viki Hakmon, the shareholders of Smart Pro and Purex immediately prior to closing of the SEA (the “Previous Shareholders”), contributed all of their equity interests in Smart Pro and Purex to Jeffs’ Brands in exchange for ordinary shares of Jeffs’ Brands (the “Contribution Transactions”). As a result of the Contribution Transactions, Jeffs’ Brands held all of the outstanding shares of Smart Pro and Purex. Additionally, immediately after the transaction, Medigus held 50.03% of the outstanding ordinary shares of Jeffs’ Brands and Mr. Hakmon held the remaining 49.97% of the outstanding ordinary shares, resulting in Jeffs’ Brands being wholly owned by the Previous Shareholders, at the same interest proportion as held by the Previous Shareholders in Smart Pro and Purex prior to the Contribution Transactions. Mr. Hakmon’s affiliates, who were minority shareholders of Smart Pro and Purex, transferred all their holdings in Smart Pro and Purex to Mr. Hakmon, effective immediately prior to the Contribution Transactions pursuant to a Share Transfer Deed dated May 10, 2021.

As Smart Pro and Purex were owned solely by the Previous Shareholders immediately prior to consummation of the Contribution Transactions and Jeffs’ Brands was owned solely by the Previous Shareholders immediately thereafter, the Contribution Transactions was accounted for in a manner similar to a transaction between entities under common control. Accordingly, the Contribution Transactions were retrospectively applied to the prior periods, such that the combined financial information of Smart Pro and Purex is presented in these financial statements for periods prior to the SEA, with share and per share data in these financial statements being retrospectively adjusted based on the equivalent number of ordinary shares of Jeffs’ Brands, for the year ended December 31, 2020.

b.	Initial public offering

On August 30, 2022, the Company completed its initial public offering (“IPO”), In connection with the IPO, the Company sold 3,717,473 units at a public offering price of $4.16 per unit, with each unit consisting of one of ordinary share, no par value per share (“Ordinary Share”), and one warrant (“IPO Warrant”), to purchase one Ordinary Share, at an exercise price of $4.04 per Ordinary Share (and an exercise price of $2.02 following the Exercise Price Adjustment, as defined below). Pursuant to the terms of the IPO Warrant, investors that purchased and held at least 120,192 IPO Warrants on the 90th calendar day immediately following the issuance date of the IPO Warrants (each, a “Qualified Buyer”), were entitled to additional warrants (“Additional Warrants”). Each Additional Warrant has substantially the same terms as the As-Adjusted IPO Warrant (as defined below); provided, however, that the term of each Additional Warrant is five (5) years from the issuance date and such Additional Warrant is not listed on any securities exchange. In addition, as long as the Additional Warrants are outstanding, each holder of at least 120,192 IPO Warrants (each, a “Qualified Holder”) will receive semi-annual payments based on the Group’s revenues, dependent on the amount of the Additional Warrants outstanding.

Additionally, the Company issued warrants to the underwriter to purchase up to 185,873 ordinary shares at an exercise price of $5.20 per Ordinary Share (“Underwriter’s Warrants”). The underwriter partially exercised its right to purchase an additional 425,912 warrants for total consideration of $4 thousands. The Company received total net proceeds of $13.4 million after deducting issuance costs of $2.1 million.

On September 7, 2022, the Company’s volume weighted average stock price was less than the exercise floor of $4.04 for the IPO Warrants. Accordingly, and based on the contractual terms of the IPO Warrants, effective after the closing of trading on November 28, 2022 (the 90th calendar day immediately following the issuance date of the IPO Warrants), the IPO Warrants were adjusted (“As-Adjusted IPO Warrants”) pursuant to their terms, including, but not limited to, to adjust the exercise price of the IPO Warrants to $2.02 (the “Exercise Price Adjustment”).

In addition, in connection with the Exercise Price Adjustment, Additional Warrants were issued to each Qualified Buyer who continued to hold at least 120,192 IPO Warrants as of November 28, 2022. Accordingly, the Company issued Additional Warrants to purchase up to 2,824,525 Ordinary Shares.As of December 31, 2022, the revenue payment to Qualified Holders was equal to approximately 2.3% of the Group’s revenues for the period ended December 31,2022.

In connection with the IPO, all loans from shareholders then outstanding as of August 30, 2022 were converted into 1,463,619 ordinary shares. Additionally, all outstanding loans from third-parties were repaid.

The Ordinary Shares and IPO Warrants trade on the Nasdaq under the symbol “JFBR” and “JFBRW”, respectively.

c.	Bonus Shares and Reverse Share Split

On February 17, 2022, the Company’s Board of Directors approved the issuance of bonus shares (equivalent to a stock dividend) on a basis of 664.0547 (prior to adjustments for subsequent reverse share split) ordinary shares of the Company for each Ordinary Share issued and outstanding as of the close of business on February 17, 2022 (provided that any fractional shares be rounded down to the nearest whole number), resulting in an aggregate issuance by the Company as of such date of 6,630,547 (prior to adjustments for subsequent reverse share splits) Ordinary Shares. Additionally, the Board approved an increase in the authorized share capital of the Company to 100,000,000 (43,567,567 after giving effect to the two subsequent reverse share splits) ordinary shares.

On May 3, 2022, the Company’s Board of Directors approved a 0.806-for-1 reverse split of its issued and outstanding Ordinary Shares, effective as of May 3, 2022, pursuant to which holders of the Company’s Ordinary Shares received 0.806 of an Ordinary Share for every one Ordinary share.

On June 16, 2022, the Company’s Board of Directors approved a 1-for-1.85 reverse split of our issued and outstanding Ordinary Shares, effective as of June 16, 2022, pursuant to which holders of our Ordinary Shares received one Ordinary Share for every 1.85 Ordinary Shares held as of such date. The reverse stock split proportionally reduced the number of the Company’s authorized share capital.

All issued and outstanding Ordinary Shares contained in these financial statements have been retroactively adjusted to reflect the bonus share issuance and the reverse share splits for all periods presented, unless explicitly stated otherwise. (See note 12g).

d.	Concentration risk

The Group’s activities are mainly conducted through Amazon’s commercial platform. Any material change, whether temporary or permanent, including changes in Amazon’s terms of use and/or its policies, may affect sales performance, and may have a material effect on the Group’s financial position and the results of its operations.

In addition, the Group is engaged with a small number of suppliers as part of the production process of its brands . Any material changes in the supply process, whether temporary or permanent, may affect sales performance, and may have a material effect on the Group’s financial position and the results of its operations.

e.	Liquidity

During the year ended December 31, 2022, the Group incurred a net loss of $ 2,201 thousands and cash flows used in operating activities were $ 4,840 thousand. As of December 31, 2022, the Group had an accumulated deficit of approximately $3,678 thousand.

The Group has funded its operations to date through the sale of its products, through equity financings, loans from shareholders and other third parties, and sale of its Ordinary Shares and warrants. The Company intends to continue to finance its operating activities through the sale of products via its Brands and through raising additional capital, as needed.

As detailed above, the Company completed its IPO for total net proceeds of approximately $13.4 million in August 2022.

After the balance sheet date, the Company purchased Fort  and SciSparc Nutraceuticals Inc. (“SciSparc U.S.”) with proceeds from the IPO. Based on historical sales of Fort and SciSparc Ltd. (“SciSparc”) brands and the ongoing revenues generated from previously purchased brands, management believes that expected cash flows are sufficient to support the Group’s current operations for more than 12 months from the issuance date of these consolidated financial statements.